SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund
Core Fixed Income Fund

Supplement Dated May 5, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Enhanced Income and Core Fixed Income Funds.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

Change in Sub-Adviser for the Core Fixed Income Fund

In the sub-section entitled "Core Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a Sub-Adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-577 (5/09)

SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund
Core Fixed Income Fund

Supplement Dated May 5, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Enhanced Income and Core Fixed Income Funds.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

Change in Sub-Adviser for the Core Fixed Income Fund

In the sub-section entitled "Core Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a Sub-Adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-578 (5/09)

SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund
Core Fixed Income Fund

Supplement Dated May 5, 2009 to the
Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Enhanced Income and Core Fixed Income Funds.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

Change in Sub-Adviser for the Core Fixed Income Fund

In the sub-section entitled "Core Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a Sub-Adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-579 (5/09)

SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund
Core Fixed Income Fund

Supplement Dated May 5, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Enhanced Income and Core Fixed Income Funds.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Record Currency Management Limited is hereby deleted. In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

Change in Sub-Adviser for the Core Fixed Income Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following:

J.P. MORGAN INVESTMENT MANAGEMENT INC.—J.P. Morgan Investment Management Inc. ("JPMIM") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and High Yield Bond Funds. JPMIM is a registered investment adviser and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMC").

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following:

JPMIM

Compensation.  SIMC pays JPMIM a fee based on the assets under management of the Core Fixed Income and High Yield Bond Funds as set forth in an investment sub-advisory agreement between JPMIM and SIMC. JPMIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and High Yield Bond Funds. The following information relates to the period ended February 28, 2009.

JPMIM's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to the Core Fixed Income

Fund's and High Yield Bond Fund's respective benchmark indices listed in the Prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). The peer group used in evaluating the performance of the Core Fixed Income Fund's portfolio manager is the Evestment Core Bond Universe. The peer group used in evaluating the performance of the High Yield Bond Fund's portfolio managers is the Lipper High Current Yield Funds. Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Fund Shares.  As of February 28, 2009, JPMIM's portfolio managers did not beneficially own any shares of the Core Fixed Income or High Yield Bond Fund.

Other Accounts.  As of February 28, 2009, in addition to the Core Fixed Income and High Yield Bond Funds, JPMIM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Douglas Swanson	7	$10,144,630,000	7	$4,807,570,000	52	$6,938,330,000
Robert Cook	5	$391,768,982	12	$841,794,637	3	$322,063,978
Thomas Hauser	5	$391,768,982	11	$820,606,042	3	$322,063,978

None of these accounts is subject to a performance-based advisory fee.

Conflicts of Interests.  The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Core Fixed Income and High Yield Bond Funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMIM's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMIM may receive more compensation with respect to certain Other Accounts than that received with respect to the Core Fixed Income and High Yield Bond Funds, or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JPMIM or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JPMIM could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JPMIM's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM may be perceived as causing accounts it manages to participate in an offering to increase JPMIM's overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM manages accounts that engage in short sales of securities of the type in which the Core Fixed Income or High Yield Bond Fund invests, JPMIM could be seen as harming the performance of the Core Fixed Income or High Yield Bond Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMIM may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMIM or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients, JPMIM and its affiliates have policies and procedures designed to manage the conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMIM's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time.

For example, orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMIM's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMIM attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective pre-determined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-580 (5/09)